Long Term Debt - Annual Loan Payments (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
2016	$ 87,319
2017	234,369
Thereafter	136,677
Total	458,365	615,255
$370,000 Credit Facility (i)
Debt Instrument [Line Items]
2016	51,900
2017	198,950
Total	250,850
$350,000 Credit Facility (ii)
Debt Instrument [Line Items]
2016	31,419
2017	31,419
Thereafter	125,677
Total	188,515
$25,000 Credit Facility (iii)
Debt Instrument [Line Items]
2016	4,000
2017	4,000
Thereafter	11,000
Total	$ 19,000